Intellectual property (Tables)	12 Months Ended
Dec. 31, 2018
Intellectual Property Tables
Intellectual property
	2018	2017
Intellectual property acquired	$25,271,000	$25,271,000
Accumulated amortization	(5,616,200)	(3,931,467)
	19,654,800	21,339,533